UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended March 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		April 30, 2003

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE


    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Laboratories   Common  002824100   1707494   45400  45400None   None  None        0None   45400
Allstate Corp.        Common  020002101   1113119   33558  33558None   None  None        0None   33558
Amer. Italian Pasta CoCommon  027070101   1747300   40400  40400None   None  None        0None   40400
Automatic Data ProcessCommon  053015103    783298   25440  25440None   None  None        0None   25440
BP Amoco p.l.c.       ADS     055622104  10057287  260619 260619None   None  None     3174None  257445
Berkshire Hathaway IncClass A 084670108     63800       1      1None   None  None        0None       1
Berkshire Hathaway IncClass B 084670207  11097441    5193   5193None   None  None       70None    5123
Buckeye Cellulose CorpCommon  11815H104    237500   50000  50000None   None  None        0None   50000
Career Education Corp.Common  141665109   2074208   42400  42400None   None  None        0None   42400
Cintas Corp.          Common  172908105    647514   18900  18900None   None  None        0None   18900
Coca Cola Co.         Common  191216100   4956614  122446 122446None   None  None        0None  122446
Colgate-Palmolive Co. Common  194162103   5084696   93400  93400None   None  None        0None   93400
Dell Computer Corp.   Common  247025109   7958352  291408 291408None   None  None     5000None  286408
Disney, (Walt) Co.    Common  254687106   4512649  265138 265138None   None  None     2400None  262738
Exxon Corp.           Common  302290101  14311396  409482 409482None   None  None     4800None  404682
Federal National MortgCommon  313586109   1159305   18300  18300None   None  None        0None   18300
General Electric Co.  Common  369604103  15867248  622245 622245None   None  None        0None  622245
Gilead Sciences Inc.  Common  375558103    520676   12400  12400None   None  None        0None   12400
Grainger,  W.W. Inc.  Common  384802104   1269840   29600  29600None   None  None        0None   29600
Hewlett Packard Co.   Common  428236103   1548469   99580  99580None   None  None     4000None   95580
Intel Corp.           Common  458140100  12443813  764362 764362None   None  None     8000None  756362
International BusinessCommon  459200101   2475800   31567  31567None   None  None     2000None   29567
JLG Industries Inc.   Common  466210101    848538  179775 179775None   None  None     4500None  175275
Johnson & Johnson     Common  478160104  31555354  545280 545280None   None  None     6000None  539280
Kroger Company        Common  501044101   1291369   98203  98203None   None  None     4000None   94203
Leggett & Platt Inc.  Common  524660107   9237725  505346 505346None   None  None     7400None  497946
Lincare Holdings      Common  532791100    860855   28050  28050None   None  None        0None   28050
Lowes Companies, Inc. Common  548661107   6311221  154611 154611None   None  None     3000None  151611
Merck & Co. Inc.      Common  589331107  26349618  481008 481008None   None  None     3000None  478008
Microsoft Corp.       Common  594918104  13898235  574070 574070None   None  None        0None  574070
Herman Miller Inc.    Common  600544100   4469247  277593 277593None   None  None     4500None  273093
Molex Inc.            Common  608554101   4729767  220194 220194None   None  None     1757None  218437
Molex Inc. Class A    Class A 608554200   6031446  327796 327796None   None  None     4882None  322914
Motorola, Inc         Common  620076109   2648305  320618 320618None   None  None     5400None  315218
Napro Biotherapeutics Common  630795102     22750   35000  35000None   None  None        0None   35000
Northern Trust Corp.  Common  665859104   6367948  209128 209128None   None  None     4200None  204928
Old Second Bancorp, InCommon  680277100   2692898   71203  71203None   None  None        0None   71203
Pepsico, Inc          Common  713448108  11752000  293800 293800None   None  None     3000None  290800
Qualcomm, Inc.        Common  747525103  10266480  285180 285180None   None  None     3000None  282180
SBC Communications, InCommon  78387G103    392755   19579  19579None   None  None     1579None   18000
Schering- Plough, Inc.Common  806605101   8275545  464136 464136None   None  None     3000None  461136
Schlumberger, Ltd.    Common  806857108   3268860   86000  86000None   None  None        0None   86000
State Street Corp.    Common  857119101  17099652  540615 540615None   None  None     5200None  535415
Strattec Security CorpCommon  863111100    660000   15000  15000None   None  None        0None   15000
Sysco Corp.           Common  871829107  12307796  483797 483797None   None  None     7000None  476797
Tellabs Inc           Common  879664100    397223   68605  68605None   None  None     3500None   65105
Tetra Tech Inc.       Common  88162G103    153773   10875  10875None   None  None        0None   10875
Thermo Electron Corp. Common  883556102   1384415   76487  76487None   None  None     3375None   73112
Toll Brothers, Inc.   Common  889478103    463200   24000  24000None   None  None        0None   24000
Walgreen Co.          Common  931422109  18387000  623711 623711None   None  None     6600None  617111
Wyeth                 Common  983024100   1469307   38850  38850None   None  None        0None   38850
YUM! Brands Inc       Common  988498101    251086   10320  10320None   None  None      600None    9720


COLUMN TOTALS                           305482185
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